Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 244,241	$ 126,146
Restricted cash – current (note 9)	22,326	10,145
Accounts receivable, including non-trade of $13,203 (2016 – $19,325) (note 6a iii)	24,054	25,224
Prepaid expenses	6,539	3,724
Vessels held for sale (note 18)	33,671	20,580
Current portion of derivative assets (note 12)	1,078	531
Current portion of net investments in direct financing leases (note 5)	9,884	150,342
Advances to affiliates (notes 11e and 12)	7,300	9,739
Total current assets	349,093	346,431
Restricted cash – long-term (note 9)	72,868	106,882
Vessels and equipment
At cost, less accumulated depreciation of $681,991 (2016 – $668,969)	1,416,381	1,374,128
Vessels related to capital leases, at cost, less accumulated depreciation of $25,883 (2016 – $69,072) (note 5)	1,044,838	484,253
Advances on newbuilding contracts (notes 11d and 13a)	444,493	357,602
Total vessels and equipment	2,905,712	2,215,983
Investment in and advances to equity-accounted joint ventures (note 6)	1,094,596	1,037,726
Net investments in direct financing leases (note 5)	486,106	492,666
Other assets (note 6a iii)	8,043	5,529
Derivative assets (note 12)	6,172	4,692
Intangible assets – net (note 7)	61,078	69,934
Goodwill – liquefied gas segment (note 7)	35,631	35,631
Total assets	5,019,299	4,315,474
Current
Accounts payable	3,509	5,562
Accrued liabilities (notes 8 and 12)	45,757	35,881
Unearned revenue (note 5)	25,873	16,998
Current portion of long-term debt (note 9)	552,404	188,511
Current obligations related to capital leases (note 5)	106,946	40,353
Current portion of in-process contracts (note 6a iii)	7,946	15,833
Current portion of derivative liabilities (note 12)	79,139	56,800
Advances from affiliates (notes 11e)	12,140	15,492
Total current liabilities	833,714	375,430
Long-term debt (note 9)	1,245,588	1,602,715
Long-term obligations related to capital leases (note 5)	904,603	352,486
Long-term unearned revenue	0	10,332
Other long-term liabilities (notes 5 and 6a)	57,594	60,573
In-process contracts (note 6a iii)	580	8,233
Derivative liabilities (note 12)	45,797	128,293
Total liabilities	3,087,876	2,538,062
Commitments and contingencies (notes 5, 6, 9, 12 and 13)
Equity
Limited Partners - common units (79.6 million units issued and outstanding at December 31,2017 and 2016) (note 15)	1,539,248	1,563,852
Limited Partners - preferred units (11.8 million and 5.0 million units issued and outstanding at December 31, 2017 and 2016, respectively) (note 15)	285,159	123,426
General Partner	50,152	50,653
Accumulated other comprehensive income	4,479	575
Partners' equity	1,879,038	1,738,506
Non-controlling interest	52,385	38,906
Total equity	1,931,423	1,777,412
Total liabilities and total equity	$ 5,019,299	$ 4,315,474